Related Party Transactions - Amounts Due from Related Parties (Details) - Related Party ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Related Party Transaction
Amounts due from related parties (trade, non-trade), gross	¥ 497,609	$ 68,172	¥ 331,531
Less: allowance for credit losses	(7,484)	(1,025)	(9,194)
Total in net amounts	490,125	67,147	322,337
Loans Receivable
Related Party Transaction
Amounts due from related parties (trade, non-trade), gross	9,399	1,288	85,754
Less: allowance for credit losses			(14,200)
Total in net amounts	9,399	1,288	71,554
Gopher Asset Management Co., Ltd.
Related Party Transaction
Amounts due from related parties (trade, non-trade), gross	302,724	41,473	238,033
Gopher Asset Management Co., Ltd. | Loans Receivable
Related Party Transaction
Amounts due from related parties (trade, non-trade), gross	4,365	598	11,075
Gopher Capital GP Ltd
Related Party Transaction
Amounts due from related parties (trade, non-trade), gross	194,885	26,699	93,498
Gopher Capital GP Ltd | Loans Receivable
Related Party Transaction
Amounts due from related parties (trade, non-trade), gross	¥ 5,034	$ 690	¥ 74,679